Subsequent events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent events

Note 18 – Subsequent events

The Company evaluated subsequent events and transactions that occurred after the date of these unaudited condensed consolidated financial statements were issued. Based on this review, except as disclosed below, the Company did not identify any other subsequent events that would require adjustment or disclosure in the unaudited condensed consolidated financial statements.

The Company was subject to an employment-related claim arising prior to June 30, 2026. Subsequent to June 30, 2026, the matter was settled for approximately US$130,000 in July 2026. The related liability remained accrued in the unaudited condensed financial statements as of June 30, 2026.

The Company was involved in litigation arising from a commercial dispute prior to June 30, 2026. Subsequent to June 30, 2026, the parties reached a settlement agreement to resolve all claims and counterclaims relating to the matter, without any admission of wrongdoing. Under the terms of the settlement, the Company is entitled to receive an aggregate amount of US$20,000. The parties also agreed to mutually release their respective claims and dismiss the litigation with prejudice.

The Company subsequently entered into four amendments to the Note Purchase Agreement on July 6, July 15, July 22 and August 30, 2026, which collectively, (a) extended the Maturity Date from July 1, 2026 to July 29, 2026. The Maturity Date is subject to further automatic extension to August 15, 2026, if the Company consummates a financing resulting in gross cash proceeds in excess of $5,000,000 on or before July 29, 2026. Under the fourth amendment, effective August 30, 2026, the Maturity date was further extended to September 1, 2026 and was subsequently exchanged into senior unsecured convertible promissory notes in October 2026; (b) increased the aggregate principal amount of the Notes by $150,000, from $3,000,000 to $3,150,000, allocated pro-rata between the Purchasers; and (c) added a reverse split covenant requiring the Company to call a shareholder meeting to seek approval for a reverse stock split within 30 days following a Trigger Event, which is defined as (i) the closing price of the Company’s Common Stock being less than $0.30 per share for ten consecutive Trading Days or (ii) receipt of a formal non-compliance or early-warning notice from NYSE American regarding its share price, and to continue seeking such approval at least every 60 days until obtained. Except as expressly amended, the Note Purchase Agreement and the Notes remain in full force and effect through October 2, 2026.

On July 22, 2026, the Company entered into Amendment No. 1 to the Share Purchase Agreement, with the Investors. The amendment amended Section 11.04 of the ELOC Agreement to revise the fees payable by the Company thereunder. Specifically, in addition to the legal and structuring fee of $25,000 previously paid, the Company is now required to pay a commitment fee to the Investors in the form of Ordinary Shares with an aggregate market value equal to $500,000 (the “Commitment Fee”). The Commitment Fee is to be paid in three equal monthly installments, commencing on the effective date of the registration statement registering the Commitment Shares, with the number of shares issuable on each payment date determined based on the VWAP of the Ordinary Shares for the three consecutive trading days immediately prior to such payment date. The Commitment Fee is fully earned and nonrefundable, regardless of whether any purchases are made under the ELOC Agreement or the agreement is subsequently terminated. Except as expressly amended, the ELOC Agreement remains in full force and effect.

On September 29, 2026, the Company issued multiple Intraday Purchase Notices under the ELOC facility. Pursuant to these notices and the related settlement documents, the Company issued an aggregate of 1,750,000 Class A Ordinary Shares to the Investors at a purchase price of $0.2772 per share, generating gross proceeds of $485,100. In accordance with the terms of the ELOC Agreement, the Investors elected to offset $98,000 of the aggregate purchase price against accrued and unpaid interest owed on the outstanding Promissory Notes, resulting in net cash proceeds to the Company of $387,100.

On October 2, 2026, the Company entered into an Exchange Agreement with the existing noteholders pursuant to Section 3(a)(9) of the Securities Act of 1933, as amended. Under the Exchange Agreement, the Company exchanged the existing senior unsecured notes (aggregate principal amount of $3,150,000) for newly issued senior unsecured convertible promissory notes with an aggregate initial principal face amount of $3,363,411. The new principal balance reflects the existing principal, the capitalization of $129,325 in accrued and unpaid interest through October 2, 2026, and a 2.5% original issue discount of $84,086. The Exchange Notes extended the maturity date to January 1, 2027, and granted the holders the right to convert the outstanding principal and accrued interest into Class A Ordinary Shares at any time prior to maturity. The conversion price is equal to the greater of (a) 80% of the lowest daily VWAP of the Ordinary Shares during the five trading days immediately preceding the conversion date, and (b) a floor price equal to 20% of the NYSE Minimum Price determined as of the execution date.